 Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Bank of Montreal

BMO Commercial Mortgage Securities LLC

BMO Capital Markets Corp.

151 West 42nd Street

New York, NY 10036

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Bank of Montreal, BMO Commercial Mortgage Securities LLC, and BMO Capital Markets Corp. (the “Company” as the engaging party) and BSPRT CMBS Finance, LLC, Citi Real Estate Funding Inc., Citigroup Global Markets Inc., German American Capital Corporation, Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Societe Generale Financial Corporation, SG Americas Securities, LLC, Starwood Mortgage Capital LLC, UBS AG New York Branch and UBS Securities LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BMO 2026-5C14 Mortgage Trust securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 33 mortgage loans (the “Mortgage Loan Assets”) secured by 95 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

guidelines, standards, criteria or other requirements;

•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the CutOff Date Specified Attribute in the Final Data File for each of the Mortgage Loan Assets in the Transaction.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on (February 25, 2026) with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BMO 2025-5C14 Combined Accounting Tape v14.xlsx (provided on February 25, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.
•	The phrase “Closing Statement” refers to servicing system screen prints and a borrower, title company or lender statement, a funding statement in excel, indicating the sources and uses of dispersed funds.
•	The phrase “EDGAR ABS XML Technical Specification Document” refers to document containing technical standards for submissions of Asset-Backed Securities (ABS) data to the U.S. Securities and Exchange Commission.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Flood Zone Determination Report” refers to the standard flood hazard determination form indicating “Yes” or “No” for the special flood hazard area.
•	The phrase “Ground Lease” refers to a draft or signed ground lease agreement, ground lease estoppel and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Certificate” refers to certificate of insurance and/or insurance risk analysis.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreements, borrower certificate, deed of trust, recycled-SPE certificate, non-consolidation agreement, tic agreement and agreement document and/or other security agreements.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof and/or signed franchise agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Master Lease Agreement” refers to a signed contract where a third party leases a property from the lessor and then subleases all or part of that property to subtenants.
•	The phrase “Prior Securitization Support” refers to Bloomberg screenprints or Trepp reports related to prior securitization.
•	The phrase “Promissory Note Splitter” refers to the draft or signed legal agreement that divides a single promissory note into two or more separate notes and electronic notes detail file containing information pertaining to balances for each note as provided by the Company.
•	The phrase “Qualified Opportunity Zone Screenshots” refers to screenshots of maps highlighting Qualified Opportunity Zones (QOZs) in the United States.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Servicer Records” refers servicer reports and records and provided electronic files.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note.
•	The phrase “Title Policy” refers to a signed title policy and/or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team, and underwritten, borrower provided rent rolls, leases and/or lease abstracts.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 24, 2025 through February 25, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or, denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

New York, NY

February 25, 2026

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan	None - Company Provided	None
2	% of deal	Recalculation	None
3	% of Loan Balance	Recalculation	None
4	Loan/Prop.	None - Company Provided	None
5	No. of Props	Appraisal Report	None
6	Seller	None - Company Provided	None
7	Originator	Loan Agreement	None
8	AL_Originator	Loan Agreement	None
9	Property Name	None - Company Provided	None
10	Property Address	Appraisal Report, Engineering Report	None
11	City(1)	Appraisal Report	None
12	State	Appraisal Report	None
13	Zip Code(2)	Appraisal Report	None
14	County(3)	Appraisal Report	None
15	Property Type	Appraisal Report	None
16	Property Type Code	Appraisal Report, EDGAR ABS XML Technical Specification Document	None
17	Property Subtype	Appraisal Report	None
18	Total SF/Units(4) (5)	Underwriting File	None
19	Unit of Measure(5)	Underwriting File	None
20	Net Rentable Square Feet Number	Underwriting File	None
21	Net Rentable Square Feet Securitization Number	Underwriting File	None
22	Units Beds Rooms Number(5)	Underwriting File	None
23	Units Beds Rooms Securitization Number	Recalculation	None
24	Year Built	Appraisal Report, Engineering Report	None
25	Year Renovated	Appraisal Report, Engineering Report	None
26	Environmental Report Type	Environmental Report	None
27	Environmental Report Date	Environmental Report	None
28	Phase II Recommended	Environmental Report	None
29	Phase II Performed	Environmental Report	None
30	Phase II Report Date	Environmental Report	None
31	Engineering Report Date	Engineering Report	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Seismic Report Date	Seismic Report	None
33	Seismic Zone	Engineering Report, Seismic Report	None
34	PML (%)	Seismic Report	None
35	Flood Zone	Flood Zone Determination Report, Engineering Report	None
36	Environmental Insurance	Insurance Certificate	None
37	Earthquake Insurance	Insurance Certificate	None
38	Blanket Insurance Policy (Y/N)	Insurance Certificate	None
39	Loan Purpose	Closing Statement	None
40	Appraised Value	Appraisal Report	None
41	Appraisal Value Type (As Is / As Stabilized / As Complete)	None - Company Provided	None
42	Appraised CapRate (%)	Appraisal Report	None
43	Appraisal Date	Appraisal Report	None
44	As-is Appraised Value	Appraisal Report	None
45	As-is Date of Valuation	Appraisal Report	None
46	Appraiser Designation	Appraisal Report	None
47	Appraisal FIRREA (Y/N)	Appraisal Report	None
48	Pari Passu Split (Y/N)	Loan Agreement, Promissory Note Splitter	None
49	Pari Passu Note Control (Y/N)	None - Company Provided	None
50	Original Balance Pari Passu (Non-Trust)	Recalculation	None
51	Cut-off Date Balance Pari Passu (Trust)	Recalculation	None
52	Cut-off Date Balance Pari Passu (Non-Trust)	Recalculation	None
53	Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Loan Agreement, Promissory Note Splitter	None
54	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	Recalculation	None
55	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	Recalculation	$1.00
56	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Recalculation	None
57	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Loan Agreement	None
58	Aggregate Pari Passu Annual Debt Service	Recalculation	$0.25
59	Addit Debt Permitted (Y/N)	Loan Agreement	None
60	Type of Addit Debt Permitted	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
61	Addit Debt Exist (Y/N)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
62	Additional Debt Type(s)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
63	Subordinate Companion Loan Original Balance ($)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
64	Subordinate Companion Loan Cut-off Date Balance ($)	Recalculation	None
65	Subordinate Debt Balloon Balance	Recalculation	$1.00
66	Subordinate Companion Loan Interest Rate	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
67	Subordinate Debt Loan Annual Payment	Recalculation	$0.25
68	Whole Loan Original Balance ($)	Recalculation	None
69	Whole Loan Cut-off Date Balance ($)	Recalculation	None
70	Whole Loan Maturity Date Balance ($)	Recalculation	$1.00
71	Whole Loan Interest Rate	Recalculation	None
72	Whole Loan Monthly Debt Service ($)	Recalculation	None
73	Whole Loan Cut-off Date LTV Ratio (%)	Recalculation	None
74	Whole Loan Underwritten NCF DSCR (x)	Recalculation	None
75	Whole Loan Underwritten NOI Debt Yield (%)	Recalculation	None
76	Mezzanine Debt Original Balance($)	Subordinate Debt Loan Agreement	None
77	Mezzanine Debt Cut-off Date Balance($)	Recalculation	None
78	Mezzanine Debt Balloon Balance	Recalculation	$1.00
79	Mezzanine Debt Interest Rate (%)	Subordinate Debt Loan Agreement	None
80	Mezzanine Monthly Debt Service	Subordinate Debt Loan Agreement	None
81	Total Original Debt Balance (Pari + B-note + Mezz)	Recalculation	None
82	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Recalculation	None
83	Total Debt Maturity Balance (Pari + B-note + Mezz)	Recalculation	$1.00
84	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Recalculation	$0.25
85	Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service	Recalculation	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
86	Total Debt Cut-off Date LTV Ratio (%)	Recalculation	None
87	Total Debt Underwritten NCF DSCR (x)	Recalculation	None
88	Total Debt Underwritten NOI Debt Yield (%)	Recalculation	None
89	Original Balance (6)	Loan Agreement	None
90	Original Loan/Unit	Recalculation	None
91	Cutoff Balance	Recalculation	None
92	Cutoff Balance/Unit	Recalculation	None
93	Maturity Balance	Recalculation	$1.00
94	Maturity Balance per Unit	Recalculation	$1.00
95	Interest Rate (%)	Loan Agreement	None
96	Original Interest Rate Type Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
97	Amortization Type	Loan Agreement	None
98	Payment Type Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
99	Payment Frequency Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
100	Accrual Type	Loan Agreement	None
101	Interest Accrual Method Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
102	Annual Debt Service (P&I)	Recalculation	None
103	Annual Debt Service (IO)	Recalculation	$0.25
104	Monthly Debt Service (P&I) (7)	Loan Agreement	None
105	Monthly Debt Service (IO)	Recalculation	None
106	I/O Period	Recalculation	None
107	Rem. I/O Period	Recalculation	None
108	Term	Recalculation	None
109	Rem. Term	Recalculation	None
110	Amort. Term	Recalculation	None
111	Rem. Amort.	Recalculation	None
112	Seasoning	Recalculation	None
113	CutOff Date	None - Company Provided	None
114	Payment Date	Loan Agreement	None
115	Grace Period (Late Payment)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
116	Grace Period (Default)	Loan Agreement	None
117	Note Date	Loan Agreement	None
118	First Payment Date	Loan Agreement	None
119	First P&I Payment Date	Loan Agreement	None
120	ARD (Y/N)	Loan Agreement	None
121	Maturity/ARD Date	Loan Agreement	None
122	Final Mat Date	Loan Agreement	None
123	ARD Step Up (%)	Loan Agreement	None
124	Post-ARD Hyper Am? (Yes/No)	Loan Agreement	None
125	Partial IO Last IO Payment	Loan Agreement	None
126	Call Protection Description	Loan Agreement	None
127	Lockout End Date	Loan Agreement	None
128	Defeasance Allowed	Loan Agreement	None
129	Defeasance Summary	Loan Agreement	None
130	Prepayment / Defeasance Begin Date	Loan Agreement	None
131	Prepayment / Defeasance End Date	Loan Agreement	None
132	Yield Maint. Allowed	Loan Agreement	None
133	Yield Maint. Provision	Loan Agreement	None
134	Yield Maintenance Index	Loan Agreement	None
135	Yield Maintenance Discount	Loan Agreement	None
136	Yield Maintenance Margin	Loan Agreement	None
137	Yield Maintenance Calculation Method	Loan Agreement	None
138	Original Lockout	Loan Agreement	None
139	Prepayment Lockout/Defeasance End Date (AL)	Loan Agreement	None
140	Lockout Remaining	Loan Agreement	None
141	Defeasance Option Start Date	Loan Agreement	None
142	Remaining Defeasance Payments	Loan Agreement	None
143	Prepayment Premiums End Date	Loan Agreement	None
144	Yield Maint. End Date	Loan Agreement	None
145	Remaining Yield Maintenance Payments	Loan Agreement	None
146	Defeased Status Code	None - Company Provided	None
147	Open Payments	Loan Agreement	None
148	Original String	Loan Agreement	None
149	Open Period Begin Date	Loan Agreement	None
150	Partial Release Permitted (Y/N)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
151	Partial Release Provisions	Loan Agreement	None
152	Current Occupancy	Underwriting File	None
153	Current Occupancy Date	Underwriting File	None
154	Most Recent Occupancy(8)	Underwriting File	None
155	Most Recent Occupancy Date(8)	Underwriting File	None
156	Second Most Recent Occupancy(8)	Underwriting File	None
157	Second Most Recent Occupancy Date(8)	Underwriting File	None
158	Third Most Recent Occupancy(8)	Underwriting File	None
159	Third Most Recent Occupancy Date(8)	Underwriting File	None
160	Fourth Most Recent Revenues	Underwriting File	$1.00
161	Fourth Most Recent Total Expenses	Underwriting File	$1.00
162	Fourth Most Recent NOI	Underwriting File	$1.00
163	Fourth Most Recent NOI Date	Underwriting File	None
164	Fourth Most Recent Description	Underwriting File	None
165	Third Most Recent Revenues	Underwriting File	$1.00
166	Third Most Recent Total Expenses	Underwriting File	$1.00
167	Third Most Recent NOI	Underwriting File	$1.00
168	Third Most Recent NOI Date	Underwriting File	None
169	Third Most Recent Description	Underwriting File	None
170	Second Most Recent Revenues	Underwriting File	$1.00
171	Second Most Recent Total Expenses	Underwriting File	$1.00
172	Second Most Recent NOI	Underwriting File	$1.00
173	Second Most Recent NOI Date	Underwriting File	None
174	Second Most Recent Description	Underwriting File	None
175	Most Recent Revenues	Underwriting File	$1.00
176	Most Recent Expenses	Underwriting File	$1.00
177	Most Recent NOI	Underwriting File	$1.00
178	Most Recent Net Cash Flow Amount	None - Company Provided	None
179	Most Recent NOI Date	Underwriting File	None
180	Most Recent NOI Description	Underwriting File	None
181	Most Recent Financials Start Date	None - Company Provided	None
182	UW Revenues	Underwriting File	$1.00
183	UW Total Expenses	Underwriting File	$1.00
184	UW NOI	Underwriting File	$1.00
185	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
186	Underwritten TI / LC ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
187	UW NCF	Underwriting File	$1.00
188	U/W Economic Occupancy	Underwriting File	None
189	Cutoff LTV (%)	Recalculation	None
190	Maturity LTV (%)	Recalculation	None
191	UW NOI DSCR	Recalculation	None
192	UW NCF DSCR	Recalculation	None
193	Underwritten NOI Debt Yield	Recalculation	None
194	Underwritten NCF Debt Yield	Recalculation	None
195	Total Debt NOI DSCR	Recalculation	None
196	Total Debt NCF DY	Recalculation	None
197	Total Debt MAT_LTV	Recalculation	None
198	Total Debt Per Unit	Recalculation	$1.00
199	Loan Structure Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
200	Single Tenant	Underwriting File	None
201	Largest Tenant	Underwriting File	None
202	AL_Largest Tenant	Recalculation	None
203	Unit Size	Underwriting File	None
204	Largest Tenant % of NRA	Recalculation	None
205	Lease Expiration	Underwriting File	None
206	2nd Largest Tenant	Underwriting File	None
207	AL_Second Largest Tenant	Recalculation	None
208	2nd Largest Tenant Unit Size	Underwriting File	None
209	2nd Largest Tenant % of NRA	Recalculation	None
210	2nd Largest Tenant Lease Expiration	Underwriting File	None
211	3rd Largest Tenant	Underwriting File	None
212	AL_Third Largest Tenant	Recalculation	None
213	3rd Largest Tenant Unit Size	Underwriting File	None
214	3rd Largest Tenant % of NRA	Recalculation	None
215	3rd Largest Tenant Lease Expiration	Underwriting File	None
216	4th Largest Tenant	Underwriting File	None
217	4th Largest Tenant Unit Size	Underwriting File	None
218	4th Largest Tenant % of NRA	Recalculation	None
219	4th Largest Tenant Lease Expiration	Underwriting File	None
220	5th Largest Tenant	Underwriting File	None
221	5th Largest Tenant Unit Size	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
222	5th Largest Tenant % of NRA	Recalculation	None
223	5th Largest Tenant Lease Expiration	Underwriting File	None
224	Master Lease (Y/N)	Loan Agreement, Master Lease Agreement	None
225	Master Lease Details	Loan Agreement, Master Lease Agreement	None
226	Title Type	Title Policy	None
227	Lien Position Securitization Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
228	Ground Lease Expiration	Ground Lease	None
229	Ground Lease Extension Options	Ground Lease	None
230	Ground Lease Fully Extended Expiration	Ground Lease	None
231	Annual Ground Lease Payment	Ground Lease	None
232	Annual Ground Rent Increases (Y/N)	Ground Lease	None
233	Due on Sale	Loan Agreement	None
234	Due on Encumbrance	Loan Agreement	None
235	Crossed Loan	Loan Agreement	None
236	Related Borrower	Recalculation	None
237	Borrower Name	Loan Agreement	None
238	Single Purpose Entity (Yes/No)	Loan Agreement	None
239	Recycled SPE (Yes/No)	Loan Agreement	None
240	SPE State	Loan Agreement	None
241	Non Consolidation Opinion (Yes/No)	Loan Agreement	None
242	Number of Independent Directors	Loan Agreement	None
243	TIC Borrower? (Yes/No)	Loan Agreement	None
244	Delaware LLC or LP? (Yes/No)	Loan Agreement	None
245	Delaware Statutory Trust? (Yes/No)	Loan Agreement	None
246	Tenant-in-Common	Loan Agreement	None
247	Property Located Within a Qualified Opportunity Zone (Y/N)	Appraisal Report, Loan Agreement, Qualified Opportunity Zone Screenshots	None
248	Sponsor	Loan Agreement, Guaranty Agreement	None
249	Carve-out Guarantor	Guaranty Agreement	None
250	Warm Body Guarantor (Yes/No)	Guaranty Agreement	None
251	Property Manager	Management Agreement, Loan Agreement	None
252	Hotel Franchise Flag	Management Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
253	Franchise Agreement Expiration	Management Agreement	None
254	Lockbox (Y/N)	Loan Agreement, Cash Management Agreement	None
255	Lockbox In-place	Loan Agreement, Cash Management Agreement	None
256	Lockbox Type	Loan Agreement, Cash Management Agreement	None
257	Cash Management	Loan Agreement, Cash Management Agreement	None
258	Lockbox Trigger	Loan Agreement, Cash Management Agreement	None
259	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Cash Management Agreement	None
260	Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Cash Management Agreement	None
261	Subservicer In Place (Y/N)	Servicer Records	None
262	Subservicer Name	Servicer Records	None
263	Subservicer Fee	Servicer Records	None
264	Cash/Pmt Collection Function	Servicer Records	None
265	Upfront CapEx Reserve	Loan Agreement, Closing Statement	$1.00
266	Monthly Capex Reserve	Loan Agreement, Closing Statement	$1.00
267	Capex Escrow Cash or LOC	Loan Agreement	None
268	CapEx Reserve Cap	Loan Agreement	$1.00
269	Interest on CapEx Reserve Goes to:	Loan Agreement	None
270	Upfront Eng. Reserve	Loan Agreement, Closing Statement	$1.00
271	Interest on Eng. Escrow Goes to:	Loan Agreement	None
272	Upfront Envir. Reserve	Loan Agreement, Closing Statement	$1.00
273	Monthly Envir. Reserve	Loan Agreement, Closing Statement	$1.00
274	Envir. Escrow Cash or LOC	Loan Agreement	None
275	Envir. Reserve Cap	Loan Agreement	$1.00
276	Interest on Envir. Reserve Goes to:	Loan Agreement	None
277	Upfront TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
278	Monthly TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
279	TI/LC Reserve Cash or LOC	Loan Agreement	None
280	TI/LC Reserve Cap	Loan Agreement	$1.00
281	Interest on TI/LC Reserve Goes to:	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
282	Upfront RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
283	Monthly RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
284	RE Tax Escrow Cash or LOC	Loan Agreement	None
285	RE Tax Reserve Cap	Loan Agreement	$1.00
286	Interest on Tax Reserve Goes to:	Loan Agreement	None
287	Upfront Ins. Reserve	Loan Agreement, Closing Statement	$1.00
288	Monthly Ins. Reserve	Loan Agreement, Closing Statement	$1.00
289	Insurance Escrow Cash or LOC	Loan Agreement	None
290	Insur. Reserve Cap	Loan Agreement	$1.00
291	Interest on Insurance Reserve Goes to:	Loan Agreement	None
292	Upfront Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
293	Monthly Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
294	Debt Service Reserve Cash or LOC	Loan Agreement	None
295	Debt Service Reserve Cap	Loan Agreement	$1.00
296	Interest on Debt Service Reserve Goes to:	Loan Agreement	None
297	Upfront Other Reserve	Loan Agreement, Closing Statement	$1.00
298	Monthly Other Reserve	Loan Agreement, Closing Statement	$1.00
299	Other Reserve Description	Loan Agreement	None
300	Other Reserve Cash or LOC	Loan Agreement	None
301	Other Reserve Cap	Loan Agreement	$1.00
302	Interest on Other Reserve Goes to:	Loan Agreement	None
303	Holdback	Loan Agreement	None
304	Holdback Amt	Loan Agreement	None
305	Holdback Desc.	Loan Agreement	None
306	Letter of Credit	Loan Agreement	None
307	Description of LOC	Loan Agreement	None
308	Counterparty of LOCs	Loan Agreement	None
309	Third Most Recent Hotel Occupancy	Underwriting File	None
310	Third Most Recent Hotel ADR	Underwriting File	None
311	Third Most Recent Hotel RevPAR	Underwriting File	None
312	Second Most Recent Hotel Occupancy	Underwriting File	None
313	Second Most Recent Hotel ADR	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
314	Second Most Recent Hotel RevPAR	Underwriting File	None
315	Most Recent Occupancy % (Hotel Only)	Underwriting File	None
316	Most Recent ADR	Underwriting File	None
317	Most Recent RevPAR	Underwriting File	None
318	UW Occupancy %	Underwriting File	None
319	UW ADR	Underwriting File	None
320	UW RevPAR	Underwriting File	None
321	Mortgage Assumable?	Loan Agreement	None
322	Assumption Fee	Loan Agreement	None
323	Condominium Present?	Loan Agreement	None
324	Previous Securitization	Prior Securitization Support	None
325	Master Servicing Fee Rate	Servicer Records	None
326	Primary Servicing Fee Rate	Servicer Records	None
327	Certificate Administrator Fee	Servicer Records	None
328	Trustee & Paying Agent Fee	Servicer Records	None
329	Operating Advisor Fee	Servicer Records	None
330	ARR Fee	Servicer Records	None
331	CREFC Fee	Servicer Records	None
332	Servicer Fee	Servicer Records	None
333	Admin. Fee	Recalculation	None
334	Net Mortgage Interest Rate	Recalculation	None
335	Sources: Loan Amount ($)(8)	Closing Statement	$1.00
336	Sources: Principal's New Cash Contribution ($)(8)	Closing Statement	$1.00
337	Sources: Subordinate Debt ($)(8)	Closing Statement	$1.00
338	Sources: Other Sources ($)(8)	Closing Statement	$1.00
339	Sources: Total Sources ($)(8)	Closing Statement	$1.00
340	Uses: Loan Payoff ($)(8)	Closing Statement	$1.00
341	Uses: Purchase Price ($)(8) (9)	Closing Statement	$1.00
342	Uses: Closing Costs ($)(8)	Closing Statement	$1.00
343	Uses: Reserves ($)(8)	Closing Statement	$1.00
344	Uses: Principal Equity Distribution ($)(8)	Closing Statement	$1.00
345	Uses: Other Uses ($)(8)	Closing Statement	$1.00
346	Uses: Total Uses ($) (8) (9)	Closing Statement	$1.00
347	Asset Subject Demand Indicator	None - Company Provided	None
348	Asset Subject Demand Status Code	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
349	Repurchase Amount	None - Company Provided	None
350	Demand Resolution Date	None - Company Provided	None
351	Repurchaser Name	None - Company Provided	None
352	Repurchase Replacement Reason Code	None - Company Provided	None
353	Realized Loss To Trust Amount	None - Company Provided	None
354	Liquidation Prepayment Code	None - Company Provided	None
355	Liquidation Prepayment Date	None - Company Provided	None
356	Prepayment Premium Yield Maintenance Received Amount	None - Company Provided	None
357	Workout Strategy Code	None - Company Provided	None
358	Most Recent Special Servicer Transfer Date	None - Company Provided	None
359	Most Recent Master Servicer Return Date	None - Company Provided	None
360	Next Interest Rate Percentage	None - Company Provided	None
361	Next Interest Rate Change Adjustment Date	None - Company Provided	None
362	Next Payment Adjustment Date	None - Company Provided	None
363	Arm Index Rate Percentage	None - Company Provided	None
364	Asset Type Number	None - Company Provided	None
365	Group ID	None - Company Provided	None
366	Servicing Advance Method Code	None - Company Provided	None
367	Non Recoverability Indicator	None - Company Provided	None
368	Asset Added Indicator	None - Company Provided	None
369	Debt Service Coverage Securitization Code	None - Company Provided	None
370	Most Recent Debt Service Coverage Code	None - Company Provided	None
371	Property Status Code	None - Company Provided	None
372	Underwriting Indicator	None - Company Provided	None
373	Modified Indicator	None - Company Provided	None
374	Report Period Modification Indicator	None - Company Provided	None
375	Other Interest Adjustment Amount	None - Company Provided	None
376	Unscheduled Principal Collected Amount	None - Company Provided	None
377	Other Principal Adjustment Amount	None - Company Provided	None
378	Total Principal Interest Advanced Outstanding Amount	None - Company Provided	None
379	Total Taxes Insurance Advances Outstanding Amount	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
380	Other Expenses Advanced Outstanding Amount	None - Company Provided	None
381	Payment Status Loan Code	None - Company Provided	None
382	Primary Servicer Name	None - Company Provided	None
383	Last Modification Date	None - Company Provided	None
384	Modification Code	None - Company Provided	None
385	Post Modification Interest Percentage	None - Company Provided	None
386	Post Modification Payment Amount	None - Company Provided	None
387	Post Modification Maturity Date	None - Company Provided	None
388	Post Modification Amortization Period Amount	None - Company Provided	None
389	Most Recent Valuation Amount	None - Company Provided	None
390	Most Recent Valuation Date	None - Company Provided	None
391	Most Recent Valuation Source Code	None - Company Provided	None
392	Valuation Source Securitization Code	Recalculation	None
393	Interest Only Indicator	Loan Agreement	None
394	Balloon Indicator	Loan Agreement	None
395	Prepayment Premium Indicator	Loan Agreement	None
396	Negative Amortization Indicator	None - Company Provided	None
397	Arm Index Code	None - Company Provided	None
398	First Rate Adjustment Date	None - Company Provided	None
399	First Payment Adjustment Date	None - Company Provided	None
400	ARM Margin Number	None - Company Provided	None
401	Lifetime Rate Cap Percentage	None - Company Provided	None
402	Lifetime Rate Floor Percentage	None - Company Provided	None
403	Periodic Rate Increase Limit Percentage	None - Company Provided	None
404	Periodic Rate Decrease Limit Percentage	None - Company Provided	None
405	Periodic Payment Adjustment Maximum Amount	None - Company Provided	None
406	Periodic Payment Adjustment Maximum Percent	None - Company Provided	None
407	Rate Reset Frequency Code	None - Company Provided	None
408	Payment Reset Frequency Code	None - Company Provided	None
409	Index Lookback Days Number	None - Company Provided	None
410	Maximum Negative Amortization Allowed Percentage	None - Company Provided	None
411	Maximum Negative Amortization Allowed Amount	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
412	Negative Amortization Deferred Interest Cap Amount	None - Company Provided	None
413	Deferred Interest Cumulative Amount	None - Company Provided	None
414	Deferred Interest Collected Amount	None - Company Provided	None
415	Hyper Amortizing Date	Loan Agreement	None
416	Reporting Period Beginning Date	None - Company Provided	None
417	Reporting Period End Date	None - Company Provided	None
418	Report Period Beginning Schedule Loan Balance Amount	Recalculation	$1.00
419	Scheduled Interest Amount	Recalculation	$1.00
420	Scheduled Principal Amount	Recalculation	$1.00
421	Periodic Principal and Interest Payment Securitization Amount	Recalculation	$1.00
422	Most Recent Debt Service Amount	None - Company Provided	None
423	Total Scheduled Principal Interest Due Amount	Recalculation	$1.00
424	Most Recent Debt Service Coverage Net Operating Income Percentage	None - Company Provided	None
425	Most Recent Debt Service Coverage Net Cash Flow Percentage	None - Company Provided	None
426	Report Period Interest Rate Percentage	Recalculation	None
427	Report Period End Actual Balance Amount	Recalculation	$1.00
428	Report Period End Scheduled Loan Balance Amount	Recalculation	$1.00
429	Net Operating Income Net Cash Flow Securitization Code	None - Company Provided	None
430	Net Operating Income Net Cash Flow Code	None - Company Provided	None

(1)	For Mortgaged Properties identified on the Final Data File with a Loan of “16.07”, “16.13” and “16.15”, for Specified Attribute “City”, we were instructed by representatives of the Company to use the Engineering Report as the Source Document.
(2)	For Mortgaged Properties identified on the Final Data File with a Loan of “16.10” and “16.14”, for Specified Attribute “Zip Code”, we were instructed by representatives of the Company to use the Engineering Report as the Source Document.
(3)	For the Mortgaged Property identified on the Final Data File with a Loan of “13”, for Specified Attribute “County”, we were instructed by representatives of the Company to use the Title Policy as the Source Document.
(4)	For the Mortgage Loan Asset identified on the Final Data File with a Loan of “20” and the Mortgaged Properties identified on the Final Data File with a Loan of “20.01”, “20.02”, “20.03”, “20.04”, “20.05” and “20.06”, for Specified Attribute “Total SF/Units”, we were instructed by representatives of the Company to use Appraisal Report as the Source Document.
(5)	For the Mortgaged Property identified on the Final Data File with a Loan of “33”, for Specified Attribute “Total SF/Units”, “Unit of Measure” and “Units Beds Rooms Number”, we were
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Loan File Review Procedures	EXHIBIT A

instructed to use “4367 Financials October 2025.xls” file, provided by the representatives of the Company, as the Source Document.

(6)	For the Mortgage Loan Assets identified on the Final Data File with a Loan of “2,” “3” and “16”, for Specified Attribute “Original Balance”, we were instructed by representatives of the Company to use the Promissory Note Splitter as the Source Document.
(7)	For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” for Specified Attribute “Monthly Debt Service (P&I)”, was recalculated as the (i) quotient of (x) the sum of the principal and interest payments for the first 12 months after Cut-off Date as set forth or derived from the Loan Agreement and (ii) 12.
(8)	We were instructed by representatives of the Company to perform these procedures for the Collateral identified on the Final Data File with a Loan of less than “16.”
(9)	For Mortgaged Property identified on the Final Data File with a Loan of “5”, for Specified Attribute “Uses: Purchase Price ($)”, we were instructed by representatives of the Company to use the purchase and sales agreement an additional Source Document.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of deal	Quotient of (i) Cutoff Balance and (ii) aggregate Cutoff Balance for the Mortgage Loan Assets.
3	% of Loan Balance	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the quotient of (i) Cutoff Balance of each mortgaged property of the related Mortgage Loan Asset and (ii) Cutoff Balance of the related Mortgage Loan Asset.

For the Mortgage Loan Assets indicated on the Final Data File as secured by one mortgaged property, the quotient of (i) Cutoff Balance and (ii) Cutoff Balance for such portfolio’s Mortgage Loan Asset.
23	Units Beds Rooms Securitization Number

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Unit Beds Rooms Securitization Number for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets Units Beds Rooms Securitization Number is set equal to Units Beds Rooms Number.

50	Original Balance Pari Passu (Non-Trust)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Balance Pari Passu (Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the difference between (i) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (ii) Original Balance.

These procedures were not performed for any other Mortgage Loan Asset.

51	Cut-off Date Balance Pari Passu (Trust)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Balance Pari Passu (Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, Cut-off Date Balance Pari Passu (Trust) for each such Mortgage Loan Asset is set equal to Cutoff Balance.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B
#	Specified Attribute	Recalculation Methodology
52	Cut-off Date Balance Pari Passu (Non-Trust)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Balance Pari Passu (Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Cut-off Date Balance Pari Passu (Non-Trust) to equal Original Balance Pari Passu (Non-Trust).

For the Mortgage Loan Asset indicated on the Final Data File with a Loan of “21,” we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the Amort. Term, Original Balance Pari Passu (Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, CutOff Date and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (calculated using the fixed principal payment as set forth in the Loan Agreement).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the Amort. Term, Original Balance Pari Passu (Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, CutOff Date and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.

54	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the sum of (i) Cut-off Date Balance Pari Passu (Trust) and (ii) Cut-off Date Balance Pari Passu (Non-Trust).

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
55	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Cut-off Date Balance Pari Passu (Non-Trust) to equal Original Balance Pari Passu (Non-Trust).

For the Mortgage Loan Asset indicated on the Final Data File with a Loan of “21,” we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the Amort. Term, Aggregate Original Balance Pari Passu (Trust+Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Final Mat Date and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)(calculated using the fixed principal payment as set forth in the Loan Agreement).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the Amort. Term, Aggregate Original Balance Pari Passu (Trust+Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Final Mat Date and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.

56	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the difference between (i) Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and (ii) either the (a) Monthly Debt Service (IO) for interest-only Mortgage Loan Assets, or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets.

These procedures were not performed for any other Mortgage Loan Asset.

58	Aggregate Pari Passu Annual Debt Service

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Pari Passu Annual Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the product of (i) Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and (ii) 12.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
64	Subordinate Companion Loan Cut-off Date Balance ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Companion Loan Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the subordinate companion loan amort. term, subordinate companion loan I/O period, subordinate companion loan accrual type, subordinate companion loan first payment date, subordinate companion loan term and subordinate companion loan monthly debt service (each as set forth on or derived from the Subordinate Loan Documents), Subordinate Companion Loan Interest Rate, Subordinate Companion Loan Original Balance ($) and CutOff Date.

For the Mortgage Loan Assets indicated on the Final Data file as partial interest-only with Seasoning as "0" and full term interest-only subordinate companion loans (if any), the Subordinate Companion Loan Cut-off Date Balance ($) for each such Mortgage Loan Asset is set to equal the Subordinate Companion Loan Original Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.

65	Subordinate Debt Balloon Balance

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Debt Balloon Balance for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the subordinate companion loan amort. term, subordinate companion loan I/O period, subordinate companion loan accrual type, subordinate companion loan first payment date, subordinate companion loan term, subordinate companion loan maturity date and subordinate companion loan monthly debt service (each as set forth on or derived from the Subordinate Loan Documents), Subordinate Companion Loan Interest Rate and Subordinate Companion Loan Original Balance ($).

For the Mortgage Loan Assets indicated on the Final Data file as full term interest-only subordinate companion loans (if any), the Subordinate Debt Balloon Balance for each such Mortgage Loan Asset is set to equal the Subordinate Companion Loan Original Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
67	Subordinate Debt Loan Annual Payment

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Debt Loan Annual Payment for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the product of (i) Subordinate Companion Loan Original Balance ($) (ii) Subordinate Companion Loan Interest Rate and (iii) 365/360.

These procedures were not performed for any other Mortgage Loan Asset.

68	Whole Loan Original Balance ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Original Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Original Balance, (ii) Original Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Original Balance ($), if applicable.

These procedures were not performed for any other Mortgage Loan Asset.

69	Whole Loan Cut-off Date Balance ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Cutoff Balance, (ii) Cut-off Date Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Cut-off Date Balance ($), if applicable.

These procedures were not performed for any other Mortgage Loan Asset.

70	Whole Loan Maturity Date Balance ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Maturity Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Subordinate Debt Balloon Balance, if applicable.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
71	Whole Loan Interest Rate

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Interest Rate for each such mortgaged property is set equal to blank.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “1,” we used a Whole Loan Interest Rate of “5.29420%,” as set forth or determined from the Loan Agreement.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the weighted average of the (i) Interest Rate (%) and (ii) Subordinate Companion Loan Interest Rate.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, set equal to Interest Rate (%).

These procedures were not performed for any other Mortgage Loan Asset.

72	Whole Loan Monthly Debt Service ($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Monthly Debt Service ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loan Assets or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets and (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, clause (i) is replaced with Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.

73	Whole Loan Cut-off Date LTV Ratio (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Cut-off Date LTV Ratio (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
74	Whole Loan Underwritten NCF DSCR (x)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Underwritten NCF DSCR (x) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) UW NCF and (ii) the product of (a) Whole Loan Monthly Debt Service ($) and (b) 12.

These procedures were not performed for any other Mortgage Loan Asset.

75	Whole Loan Underwritten NOI Debt Yield (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Underwritten NOI Debt Yield (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) UW NOI and (ii) Whole Loan Cut-off Date Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.

77	Mezzanine Debt Cut-off Date Balance($)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mezzanine Debt Cut-off Date Balance($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the mezzanine debt amort. term, mezzanine debt I/O period, mezzanine debt accrual type, mezzanine debt first payment date and mezzanine debt term (each as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Interest Rate (%), Mezzanine Debt Original Balance($), Mezzanine Monthly Debt Service and CutOff Date.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
78	Mezzanine Debt Balloon Balance

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the mezzanine debt amort. term, mezzanine debt I/O period, mezzanine debt accrual type, mezzanine debt first payment date, mezzanine debt term and mezzanine debt maturity date (each as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Interest Rate (%), Mezzanine Debt Original Balance($) and Mezzanine Monthly Debt Service.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mezzanine Debt Balloon Balance for each such mortgaged property is set equal to blank.

These procedures were not performed for any other Mortgage Loan Asset.

81	Total Original Debt Balance (Pari + B-note + Mezz)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Original Debt Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of the (i) Mezzanine Debt Original Balance and (ii) (a) Whole Loan Original Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Original Balance.

These procedures were not performed for any other Mortgage Loan Asset.

82	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of (i) Mezzanine Debt Cut-off Date Balance($) and (ii) (a) Whole Loan Cut-off Date Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Cutoff Balance.

These procedures were not performed for any other Mortgage Loan Asset.

83	Total Debt Maturity Balance (Pari + B-note + Mezz)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Maturity Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of (i) Mezzanine Debt Balloon Balance and (ii) (a) Whole Loan Maturity Date Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Maturity Balance.

These procedures were not performed for any other Mortgage Loan Asset.

84	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the product of (i) the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service and (ii) 12.

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
85	Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loan Assets or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets, (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents) and (iii) Mezzanine Monthly Debt Service. For the Mortgage Loan Assets indicated on the Final Data File as pari passu, clause (i) of this procedure was replaced with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.

86	Total Debt Cut-off Date LTV Ratio (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date LTV Ratio (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.

87	Total Debt Underwritten NCF DSCR (x)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Underwritten NCF DSCR (x) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

These procedures were not performed for any other Mortgage Loan Asset.

88	Total Debt Underwritten NOI Debt Yield (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Underwritten NOI Debt Yield (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
90	Original Loan/Unit

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Loan/Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Original Balance and (ii) Total SF/Units.

91	Cutoff Balance

For the Mortgaged Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the product of (i) the quotient of (a) Original Balance and (b) Original Balance for such portfolio’s Mortgage Loan Asset, and (ii) Cutoff Balance for such portfolio’s Mortgage Loan Asset.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Cutoff Date based upon the Amort. Term, Original Balance, Interest Rate (%), Accrual Type, First Payment Date, monthly debt service as set forth or derived from the Loan Agreement and CutOff Date.

For all other Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Cut-off Date and Monthly Debt Service (P&I).

92	Cutoff Balance/Unit

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cutoff Balance/Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Cutoff Balance and (ii) Total SF/Units.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
93	Maturity Balance

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the product of (a) the quotient of (i) Original Balance and (ii) Original Balance for such portfolio’s Mortgage Loan Asset, and (b) Maturity Balance for such portfolio’s Mortgage Loan Asset.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Maturity Date based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Final Mat Date and monthly debt service as set forth or derived from the Loan Agreement.

For all Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Final Mat Date and Monthly Debt Service (P&I).

94	Maturity Balance per Unit

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Maturity Balance per Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Maturity Balance and (ii) Total SF/Units.

102	Annual Debt Service (P&I)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (P&I) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Annual Debt Service (P&I) is set to equal “NAP.”

For all other Mortgage Loan Assets, the product of (i) Monthly Debt Service (P&I) and (ii) 12.

103	Annual Debt Service (IO)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (IO) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Annual Debt Service (IO) is set to equal “NAP.”

For all other Mortgage Loan Assets, the product of (i) Monthly Debt Service (IO) and (ii) 12.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
105	Monthly Debt Service (IO)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Monthly Debt Service (IO) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Monthly Debt Service (IO) is set to equal “NAP.”

For all other Mortgage Loan Assets, the quotient of (i) the product of (a) Cutoff Balance, (b) Interest Rate (%) and (c) 365/360 and (ii) 12.

106	I/O Period

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the I/O Period for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the I/O Period is set to equal 0.

For all other Mortgage Loan Assets, the count of the number of monthly payment dates from and inclusive of the First Payment Date to and exclusive of the (i) First P&I Payment Date or (ii) Maturity/ARD Date, as applicable.

107	Rem. I/O Period

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Rem. I/O Period for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Rem. I/O Period is set to equal 0.

For all other Mortgage Loan Assets, the difference between (i) I/O Period and (ii) Seasoning.

108	Term

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity/ARD Date.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
109	Rem. Term

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the difference between (i) Term and (ii) Seasoning.

110	Amort. Term

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Amort. Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Amort. Term is set to equal 0.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” the quotient of (i) Whole Loan Original Balance ($) and (ii) fixed principal payment mentioned in Loan Agreement.

For the Mortgage Loan Assets with an Amortization type of “Amortizing Balloon,” we recalculated the Amort. Term based on Original Balance, Monthly Debt Service (P&I) and Interest Rate (%).

111	Rem. Amort.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Rem. Amort. for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Rem. Amort. is set to equal 0.

For the Mortgage Loan Assets with an Amortization type of “Amortizing Balloon,” the difference between (i) Amort. Term and (ii) Seasoning.

112	Seasoning

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Seasoning for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) CutOff Date. In no event will Seasoning be less than 0.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
189	Cutoff LTV (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cutoff LTV (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) Appraised Value.

For all other Mortgage Loan Assets, the quotient of (i) Cutoff Balance and (ii) Appraised Value.

190	Maturity LTV (%)

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Maturity LTV (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Appraised Value.

For all other Mortgage Loan Assets, the quotient of (i) Maturity Balance and (ii) Appraised Value.

191	UW NOI DSCR

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the UW NOI DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NOI and (ii) Aggregate Pari Passu Annual Debt Service.

For all other Mortgage Loan Assets, the quotient of (i) UW NOI and (ii) (a) Annual Debt Service (IO) for the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File or (b) Annual Debt Service (P&I).

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
192	UW NCF DSCR

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the UW NCF DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NCF and (ii) Aggregate Pari Passu Annual Debt Service.

.

For all other Mortgage Loan Assets, the quotient of (i) UW NCF and (ii) (a) Annual Debt Service (IO) for the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File or (b) Annual Debt Service (P&I).

193	Underwritten NOI Debt Yield

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NOI Debt Yield for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NOI and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

For all other Mortgage Loan Assets, the quotient of (i) UW NOI and (ii) Cutoff Balance.

194	Underwritten NCF Debt Yield

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NCF Debt Yield for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NCF and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

For all other Mortgage Loan Assets, the quotient of (i) UW NCF and (ii) Cutoff Balance.

195	Total Debt NOI DSCR

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt NOI DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

These procedures were not performed for any other Mortgage Loan Asset.

196	Total Debt NCF DY

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt NCF DY for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

These procedures were not performed for any other Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
197	Total Debt MAT_LTV

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt MAT_LTV for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Debt Maturity Balance (Pari + Bnote + Mezz) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.

198	Total Debt Per Unit

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Per Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Original Debt Balance (Pari + Bnote + Mezz) and (ii) Total SF/Units.

These procedures were not performed for any other Mortgage Loan Asset.

202	AL_Largest Tenant

For each mortgaged property with Largest Tenant as "NAP" or blank, is set equal to blank.

For the Mortgaged Properties, set equal to Largest Tenant.

We performed no procedures to identify dark or subleased tenants.

204	Largest Tenant % of NRA

For the Mortgaged Properties with Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) Unit Size and (ii) Total SF/Units. For the Mortgaged Properties identified on the Final Data File with a Loan of “10,” “30” and “32,” we were instructed by representatives of the company to replace clause (ii) of this recalculation with total sf of commercial space as set forth on the underwritten rent roll.

For each mortgaged property with Unit Size as "NAP" or blank, is set equal to Unit Size.

207	AL_Second Largest Tenant

For the Mortgaged Properties, set equal to 2nd Largest Tenant.

For each mortgaged property with 2nd Largest Tenant as "NAP" or blank, is set equal to blank.

We performed no procedures to identify dark or subleased tenants.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
209	2nd Largest Tenant % of NRA

For the Mortgaged Properties with 2nd Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 2nd Largest Tenant Unit Size and (ii) Total SF/Units. For the Mortgaged Properties identified on the Final Data File with a Loan of “10,” “30” and “32,” we were instructed by representatives of the company to replace clause (ii) of this recalculation with total sf of commercial space as set forth on the underwritten rent roll.

For each mortgaged property with 2nd Largest Tenant Unit Size as "NAP" or blank, is set equal to 2nd Largest Tenant Unit Size.

212	AL_Third Largest Tenant

For the Mortgaged Properties, set equal to 3rd Largest Tenant.

For each mortgaged property with 3rd Largest Tenant as "NAP" or blank, is set equal to blank.

We performed no procedures to identify dark or subleased tenants.

214	3rd Largest Tenant % of NRA

For the Mortgaged Properties with 3rd Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 3rd Largest Tenant Unit Size and (ii) Total SF/Units. For the Mortgaged Properties identified on the Final Data File with a Loan of “10,” “30” and “32,” we were instructed by representatives of the company to replace clause (ii) of this recalculation with total sf of commercial space as set forth on the underwritten rent roll.

For each mortgaged property with 3rd Largest Tenant Unit Size as "NAP" or blank, is set equal to 3rd Largest Tenant Unit Size.

218	4th Largest Tenant % of NRA

For the Mortgaged Properties with 4th Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 4th Largest Tenant Unit Size and (ii) Total SF/Units. For the Mortgaged Properties identified on the Final Data File with a Loan of “10,” “30” and “32,” we were instructed by representatives of the company to replace clause (ii) of this recalculation with total sf of commercial space as set forth on the underwritten rent roll.

For each mortgaged property with 4th Largest Tenant Unit Size as "NAP" or blank, is set equal to 4th Largest Tenant Unit Size.

222	5th Largest Tenant % of NRA

For the Mortgaged Properties with 5th Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 5th Largest Tenant Unit Size and (ii) Total SF/Units. For the Mortgaged Properties identified on the Final Data File with a Loan of “10,” “30” and “32,” we were instructed by representatives of the company to replace clause (ii) of this recalculation with total sf of commercial space as set forth on the underwritten rent roll.

For each mortgaged property with 5th Largest Tenant Unit Size as "NAP" or blank, is set equal to 5th Largest Tenant Unit Size.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
236	Related Borrower	A recalculation in which borrower relationships were identified based on shared Sponsor names. Related groups were then assigned numbers based on the descending order of aggregate Cutoff Balance of the related group (starting with Group 1), if applicable.
333	Admin. Fee	For the Mortgage Loan Assets, the sum of (i) Certificate Administrator Fee, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee, (iv) ARR Fee, (v) CREFC Fee and (vi) Servicer Fee.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Admin. Fee for each such mortgaged property is set equal to blank.
334	Net Mortgage Interest Rate	For the Mortgage Loan Assets, the difference of (i) Interest Rate (%) and (ii) Admin. Fee.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Net Mortgage Interest Rate for each such mortgaged property is set equal to blank.
392	Valuation Source Securitization Code	Set equal to Appraiser Designation.
418	Report Period Beginning Schedule Loan Balance Amount

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Report Period Beginning Schedule Loan Balance Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Report Period Beginning Schedule Loan Balance Amount to equal Cutoff Balance.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” we recalculated the Report Period Beginning Schedule Loan Balance Amount based on the amortization schedule as derived from the Loan Agreement.

For all other Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the February 2026 based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Monthly Debt Service (P&I) and Payment Date in February 2026.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
419	Scheduled Interest Amount

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Scheduled Interest Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with (i) Seasoning equal to"0," or (ii) Rem. Amort. equal to Amort. Term, as set forth on the Final Data File, set to equal 0.

For all other Mortgage Loan Assets, the product of (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate (%), (iii) number of calendar days from and inclusive of the Payment Date in February 2026 to and exclusive of the Cut-off Date (as stipulated by representatives of the Company) and (iv) a fraction equal to 1/360.

420	Scheduled Principal Amount

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Scheduled Principal Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with (i) Seasoning equal to"0," or (ii) Rem. Amort. equal to Amort. Term or (iii) Amort. Term equal to “0”, as set forth on the Final Data File, set to equal 0.

For the Mortgage Loan Asset identified on the Final Data File with a Loan of “21,” is set equal to the fixed principal payment indicated in the Loan Agreement.

For all other Mortgage Loan Assets, the difference of (i) Monthly Debt Service (P&I) and (ii) Scheduled Interest Amount.

421	Periodic Principal and Interest Payment Securitization Amount

For the Mortgage Loan Assets, the sum of (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Periodic Principal and Interest Payment Securitization Amount for each such mortgaged property is set equal to blank.

423	Total Scheduled Principal Interest Due Amount	For the Collateral, set to equal Periodic Principal and Interest Payment Securitization Amount.
426	Report Period Interest Rate Percentage	For the Collateral, set equal to Interest Rate (%).
427	Report Period End Actual Balance Amount	For the Collateral, set equal to Cutoff Balance.
428	Report Period End Scheduled Loan Balance Amount	For the Collateral, set equal to Cutoff Balance.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

BMO 2026-5C14 Mortgage Trust Additional Company Provided Attributes	EXHIBIT C

Exhibit C - Additional Company Provided Attributes

Loan	Specified Attribute(s)
1	Monthly TI/LC Reserve; Recycled SPE (Yes/No)
2.05	Current Occupancy Date
3	Recycled SPE (Yes/No)
4	Aggregate Original Balance Pari Passu (Trust+Non-Trust); Original Balance; Pari Passu Split (Y/N)
12	Appraisal FIRREA (Y/N)
14	Largest Tenant
20	Recycled SPE (Yes/No); Property Manager; Cash Management; Monthly Other Reserve; Monthly TI/LC Reserve
20.01	Property Manager
20.02	Property Manager
20.03	Property Manager
20.04	Property Manager
20.05	Property Manager
20.06	Property Manager
28	Loan Purpose; County
28.01	County
28.02	County
28.03	County
28.04	County
28.05	County
28.06	County
28.07	County
28.08	County
28.09	County
28.10	County
31	Year Renovated
32	Recycled SPE (Yes/No)